ADDITIONAL INFORMATION ON CASH FLOWS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	R$ 23,016,246	R$ 20,994,526
Cash flows from financing activities, Additions	969,354	83,084
Cash flows from financing activities, Write-offs (payments)	(9,578,905)	(7,434,386)
Cash flows from operating activities, Write-offs (payments)	(2,316,327)	(2,074,558)
Financing Activities Not Involving Cash And Cash Equivalents, Financial Charges, Fair Value Monetary And Exchange Rate Updates	2,506,757	2,070,655
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	3,751,828	5,185,965
Financing activities not involving cash and cash equivalents, Business combination	1,043,807	169,355
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	4,724,856	4,021,605
Balance at end of the year	24,117,616	23,016,246
Interim dividends and interest on equity
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	2,237,090	2,247,884
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	(2,187,402)	(2,532,399)
Cash flows from operating activities, Write-offs (payments)	0	0
Financing Activities Not Involving Cash And Cash Equivalents, Financial Charges, Fair Value Monetary And Exchange Rate Updates	0	0
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	2,724,856	2,521,605
Balance at end of the year	2,774,544	2,237,090
Loan and financing
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	1,804,710	1,419,599
Cash flows from financing activities, Additions	20,000	83,084
Cash flows from financing activities, Write-offs (payments)	(409,993)	(413,494)
Cash flows from operating activities, Write-offs (payments)	(88,041)	(34,406)
Financing Activities Not Involving Cash And Cash Equivalents, Financial Charges, Fair Value Monetary And Exchange Rate Updates	189,508	95,918
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	273,568	484,654
Financing activities not involving cash and cash equivalents, Business combination	57,110	169,355
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	1,846,862	1,804,710
Lease liabilities
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	15,246,606	13,596,039
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	(3,322,031)	(3,081,545)
Cash flows from operating activities, Write-offs (payments)	(1,756,359)	(1,600,192)
Financing Activities Not Involving Cash And Cash Equivalents, Financial Charges, Fair Value Monetary And Exchange Rate Updates	1,703,845	1,630,993
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	3,478,260	4,701,311
Financing activities not involving cash and cash equivalents, Business combination	82,533	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	15,432,854	15,246,606
Debentures
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	3,695,214	3,721,589
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	(1,500,000)	0
Cash flows from operating activities, Write-offs (payments)	(464,355)	(443,423)
Financing Activities Not Involving Cash And Cash Equivalents, Financial Charges, Fair Value Monetary And Exchange Rate Updates	431,942	417,048
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	904,164	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	3,066,965	3,695,214
Reverse stock split and stock split
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	0
Cash flows from financing activities, Additions	949,354
Cash flows from financing activities, Write-offs (payments)	(124,631)
Cash flows from operating activities, Write-offs (payments)	0
Financing Activities Not Involving Cash And Cash Equivalents, Financial Charges, Fair Value Monetary And Exchange Rate Updates	0
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0
Financing activities not involving cash and cash equivalents, Business combination	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0
Balance at end of the year	824,723	0
Reduction of the Company's capital
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	38,721	0
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	(1,947,628)	(1,461,279)
Cash flows from operating activities, Write-offs (payments)	0	0
Financing Activities Not Involving Cash And Cash Equivalents, Financial Charges, Fair Value Monetary And Exchange Rate Updates	0	0
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	2,000,000	1,500,000
Balance at end of the year	91,093	38,721
Derivatives
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	(6,095)	9,415
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	(87,220)	54,331
Cash flows from operating activities, Write-offs (payments)	(7,572)	3,463
Financing Activities Not Involving Cash And Cash Equivalents, Financial Charges, Fair Value Monetary And Exchange Rate Updates	181,462	(73,304)
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	R$ 80,575	R$ (6,095)